Share Repurchase Programs	12 Months Ended
Dec. 31, 2011
Share Repurchase Programs
Share Repurchase Programs

5                          Share Repurchase Programs

On August 23, 2011, the Company’s Board of Directors authorized a share repurchase program for up to $4.0 billion of outstanding common stock (the “2011 Repurchase Program”). The share repurchase authorization under the 2011 Repurchase Program, which was effective immediately, permits the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. The 2011 Repurchase Program may be modified or terminated by the Board of Directors at any time.

Pursuant to the authorization under the 2011 Repurchase Program, on August 24, 2011, the Company entered into a $1.0 billion fixed dollar accelerated share repurchase (“ASR”) agreement with Barclays Bank PLC (“Barclays”). The ASR agreement contained provisions that establish the minimum and maximum number of shares to be repurchased during its term. Pursuant to the ASR agreement, on August 25, 2011, the Company paid $1.0 billion to Barclays in exchange for Barclays delivering 20.3 million shares of common stock to the Company. On September 16, 2011, upon establishment of the minimum number of shares to be repurchased, Barclays delivered an additional 5.4 million shares of common stock to the Company. The Company received an additional 1.6 million shares of common stock on December 29, 2011, due to the fluctuation in market price of common stock over the term of the ASR agreement, which concluded on December 28, 2011. The total of 27.3 million shares of common stock delivered to the Company by Barclays over the term of the ASR agreement were placed into treasury stock. The Company accounted for the ASR agreement as two separate transactions: (i) as shares of common stock acquired in a treasury stock transaction and (ii) as a forward contract indexed to the Company’s own common stock. As such, the Company accounted for the shares that it received under the ASR agreement as a repurchase of its common stock for the purpose of calculating earnings per share. The Company has determined that the forward contract indexed to the Company’s common stock met all of the applicable criteria for equity classification.

On June 14, 2010, the Company’s Board of Directors authorized a share repurchase program for up to $2.0 billion of outstanding common stock (the “2010 Repurchase Program”). The share repurchase authorization under the 2010 Repurchase Program, which was effective immediately and expired at the end of 2011, permitted the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. During the year ended December 31, 2011, the Company repurchased an aggregate of 56.4 million shares of common stock for approximately $2.0 billion, completing the 2010 Repurchase Program. The Company did not make any share repurchases under the 2010 Repurchase Program during the year ended December 31, 2010.

On November 4, 2009, the Company’s Board of Directors authorized a share repurchase program for up to $2.0 billion of its outstanding common stock (the “2009 Repurchase Program”). From November 4, 2009 through December 31, 2009, the Company repurchased 16.1 million shares of common stock for approximately $500 million under the 2009 Repurchase Program. During the year ended December 31, 2010, the Company repurchased 42.4 million shares of common stock for approximately $1.5 billion, completing the 2009 Repurchase Program.

On May 7, 2008, the Company’s Board of Directors authorized, effective May 21, 2008, a share repurchase program for up to $2.0 billion of its outstanding common stock (the “2008 Repurchase Program”). From May 21, 2008 through December 31, 2008, the Company repurchased approximately 0.6 million shares of common stock for $23 million under the 2008 Repurchase Program. During the year ended December 31, 2009, the Company repurchased approximately 57.0 million shares of common stock for approximately $2.0 billion, completing the 2008 Repurchase Program.